UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Anchor Bolt Capital, LP
Address:  300 North LaSalle St.
          Suite 1875
          Chicago, IL 60654

Form 13F File Number:  028-15307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sean Stephens
Title:    Chief Financial Officer and Chief Compliance Officer
Phone:    (312) 477-2700

Signature, Place, and Date of Signing:

      /s/ Sean Stephens                Chicago, IL               May 15, 2013
      -----------------                -----------               ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           70
                                         -----------

Form 13F Information Table Value Total:  $    79,692
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------- --------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER                CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------- --------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
AGCO CORP                         COM             001084102       1,946      37,330 SH       SOLE       0         37,330      0    0
AK STL HLDG CORP                  COM             001547108          99      29,912 SH       SOLE       0         29,912      0    0
ALASKA AIR GROUP INC              COM             011659109         286       4,464 SH       SOLE       0          4,464      0    0
AMERICAN AXLE & MFG HLDGS IN      COM             024061103       1,060      77,662 SH       SOLE       0         77,662      0    0
AMERICAN AXLE & MFG HLDGS IN      COM             024061103       3,413     250,000     CALL SOLE       0        250,000      0    0
AMERICAN RAILCAR INDS INC         COM             02916P103         107       2,288 SH       SOLE       0          2,288      0    0
AMERICAN WOODMARK CORP            COM             030506109         813      23,898 SH       SOLE       0         23,898      0    0
ASTEC INDS INC                    COM             046224101         265       7,584 SH       SOLE       0          7,584      0    0
AURICO GOLD INC                   COM             05155C105         121      19,238 SH       SOLE       0         19,238      0    0
BARRICK GOLD CORP                 COM             067901108         597      20,292 SH       SOLE       0         20,292      0    0
BORGWARNER INC                    COM             099724106         644       8,326 SH       SOLE       0          8,326      0    0
CF INDS HLDGS INC                 COM             125269100       1,535       8,064 SH       SOLE       0          8,064      0    0
CHART INDS INC                    COM PAR $0.01   16115Q308         160       2,000 SH       SOLE       0          2,000      0    0
CHENIERE ENERGY INC               COM NEW         16411R208       1,282      45,788 SH       SOLE       0         45,788      0    0
CHICAGO BRIDGE & IRON CO N V      N Y REGISTRY SH 167250109       2,528      40,714 SH       SOLE       0         40,714      0    0
CON-WAY INC                       COM             205944101         202       5,734 SH       SOLE       0          5,734      0    0
COOPER TIRE & RUBR CO             COM             216831107       1,849      72,060 SH       SOLE       0         72,060      0    0
COPA HOLDINGS SA                  CL A            P31076105         598       5,000 SH       SOLE       0          5,000      0    0
DANA HLDG CORP                    COM             235825205       1,881     105,518 SH       SOLE       0        105,518      0    0
DELPHI AUTOMOTIVE PLC             COM             G27823106       1,775      39,970 SH       SOLE       0         39,970      0    0
DELTA AIR LINES INC DEL           COM NEW         247361702       1,624      98,386 SH       SOLE       0         98,386      0    0
ENSCO PLC                         SHS CLASS A     G3157S106       1,185      19,754 SH       SOLE       0         19,754      0    0
EOG RES INC                       COM             26875P101       2,020      15,772 SH       SOLE       0         15,772      0    0
EQT CORP                          COM             26884L109       1,183      17,464 SH       SOLE       0         17,464      0    0
FLUOR CORP NEW                    COM             343412102       1,247      18,802 SH       SOLE       0         18,802      0    0
FORD MTR CO DEL                   COM PAR $0.01   345370860       1,011      76,862 SH       SOLE       0         76,862      0    0
FREEPORT-MCMORAN COPPER & GO      COM             35671D857       2,290      69,194 SH       SOLE       0         69,194      0    0
FREEPORT-MCMORAN COPPER & GO      COM             35671D857       2,648      80,000     CALL SOLE       0         80,000      0    0
GATX CORP                         COM             361448103         814      15,670 SH       SOLE       0         15,670      0    0
GENERAL MTRS CO                   COM             37045V100       2,451      88,116 SH       SOLE       0         88,116      0    0
GENERAL MTRS CO                   COM             37045V100       2,226      80,000     CALL SOLE       0         80,000      0    0
GOLDCORP INC NEW                  COM             380956409         502      14,924 SH       SOLE       0         14,924      0    0
GRACO INC                         COM             384109104         776      13,370 SH       SOLE       0         13,370      0    0
GRANITE CONSTR INC                COM             387328107         454      14,248 SH       SOLE       0         14,248      0    0
GRAPHIC PACKAGING HLDG CO         COM             388689101       2,157     288,022 SH       SOLE       0        288,022      0    0
GULFPORT ENERGY CORP              COM NEW         402635304         211       4,600 SH       SOLE       0          4,600      0    0
H & E EQUIPMENT SERVICES INC      COM             404030108       1,063      52,106 SH       SOLE       0         52,106      0    0
HESS CORP                         COM             42809H107       1,010      14,100 SH       SOLE       0         14,100      0    0
HONEYWELL INTL INC                COM             438516106       1,954      25,936 SH       SOLE       0         25,936      0    0
KAPSTONE PAPER & PACKAGING C      COM             48562P103         874      31,432 SH       SOLE       0         31,432      0    0
KBR INC                           COM             48242W106         928      28,938 SH       SOLE       0         28,938      0    0
LEAR CORP                         COM NEW         521865204         166       3,022 SH       SOLE       0          3,022      0    0
LOUISIANA PAC CORP                COM             546347105       1,215      56,252 SH       SOLE       0         56,252      0    0
LYONDELLBASELL INDUSTRIES N       SHS - A -       N53745100       2,312      36,538 SH       SOLE       0         36,538      0    0
MANITOWOC INC                     COM             563571108       1,441      70,082 SH       SOLE       0         70,082      0    0
MCDERMOTT INTL INC                COM             580037109         420      38,174 SH       SOLE       0         38,174      0    0
METHANEX CORP                     COM             59151K108         292       7,184 SH       SOLE       0          7,184      0    0
MOSAIC CO NEW                     COM             61945C103         795      13,336 SH       SOLE       0         13,336      0    0
NATIONAL OILWELL VARCO INC        COM             637071101         458       6,478 SH       SOLE       0          6,478      0    0
NOBLE ENERGY INC                  COM             670346105       1,053       9,104 SH       SOLE       0          9,104      0    0
OASIS PETE INC NEW                COM             674215108       1,269      33,324 SH       SOLE       0         33,324      0    0
PBF ENERGY INC                    CL A            69318G106         409      11,000 SH       SOLE       0         11,000      0    0
PLAINS EXPL& PRODTN CO            COM             726505100         380       8,000 SH       SOLE       0          8,000      0    0
PRIMORIS SVCS CORP                COM             74164F103         783      35,396 SH       SOLE       0         35,396      0    0
ROCK-TENN CO                      CL A            772739207         664       7,154 SH       SOLE       0          7,154      0    0
ROWAN COMPANIES PLC               SHS CL A        G7665A101         539      15,234 SH       SOLE       0         15,234      0    0
SOUTHWEST AIRLS CO                COM             844741108         202      15,000 SH       SOLE       0         15,000      0    0
SPIRIT AIRLS INC                  COM             848577102         774      30,504 SH       SOLE       0         30,504      0    0
STILLWATER MNG CO                 COM             848577102         128       9,872 SH       SOLE       0          9,872      0    0
TENNECO INC                       COM             880349105       1,919      48,810 SH       SOLE       0         48,810      0    0
TESORO CORP                       COM             881609101       1,562      26,678 SH       SOLE       0         26,678      0    0
TESORO CORP                       COM             881609101         445       7,600     CALL SOLE       0          7,600      0    0
TRINITY INDS INC                  COM             896522109       2,837      62,596 SH       SOLE       0         62,596      0    0
TRW AUTOMOTIVE HLDGS CORP         COM             87264S106         957      17,406 SH       SOLE       0         17,406      0    0
UNION PAC CORP                    COM             907818108       1,307       9,178 SH       SOLE       0          9,178      0    0
UNITED RENTALS INC                COM             911363109       1,824      33,178 SH       SOLE       0         33,178      0    0
U S AIRWAYS GROUP IN              COM             90341W108       2,222     130,922 SH       SOLE       0        130,922      0    0
VALERO ENERGY CORP NEW            COM             91913Y100       2,020      44,408 SH       SOLE       0         44,408      0    0
WESCO INTL INC                    COM             95082P105         254       3,500 SH       SOLE       0          3,500      0    0
WHIRLPOOL CORP                    COM             963320106       1,256      10,604 SH       SOLE       0         10,604      0    0